Sep. 23, 2024
Roundhill Bitcoin Covered Call Strategy ETF

Roundhill ETF Trust
(the “Trust”)

Roundhill Bitcoin Covered Call Strategy ETF

(the “Fund”)

September 23, 2024

Supplement To the Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information

Pursuant to the Fund’s principal investment strategy, to the extent that a liquid market develops for options that reference an exchange-traded grantor trust that directly holds bitcoin, the Fund intends to utilize such options in seeking to achieve its investment objectives.

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE